Supplemental Combined Financial Statement Information - Schedule of Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Gains on equity investments, net	$ 3,769	$ 0	$ 0
Foreign currency gains (losses), net	1,682	(728)	(2,094)
(Losses) gains on derivative financial instruments, net	(95)	395	726
Other expense, net	(70)	(71)	(46)
Total other income (expense), net	$ 5,286	$ (404)	$ (1,414)